Capital Stock and Long-term Retention Plan - Reconciliation of shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	325,992.5	337,244.3
Repurchased	(879.5)	(616.0)
Cancelled and forfeited		(10,750.0)
Acquired	(2,011.4)	(402.2)
Released (in shares)	6,194.3	516.4
Outstanding at end of period (in shares)	329,295.9	325,992.5
Series "D" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	81,022.4	84,083.8
Repurchased	(263.1)	(184.3)
Cancelled and forfeited		(2,911.3)
Acquired	(601.7)	(120.3)
Released (in shares)	1,716.1	154.5
Outstanding at end of period (in shares)	81,873.7	81,022.4
Series "L" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	81,022.4	84,083.8
Repurchased	(263.1)	(184.3)
Cancelled and forfeited		(2,911.3)
Acquired	(601.7)	(120.3)
Released (in shares)	1,716.1	154.5
Outstanding at end of period (in shares)	81,873.7	81,022.4
Series "A" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	113,019.2	116,223.9
Repurchased	(187.9)	(131.6)
Cancelled and forfeited		(3,097.4)
Acquired	(429.8)	(86.0)
Released (in shares)	1,683.5	110.3
Outstanding at end of period (in shares)	114,085.0	113,019.2
Series "B" Shares
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	50,928.5	52,852.8
Repurchased	(165.4)	(115.8)
Cancelled and forfeited		(1,830.0)
Acquired	(378.2)	(75.6)
Released (in shares)	1,078.6	97.1
Outstanding at end of period (in shares)	51,463.5	50,928.5
CPOs
Reconciliation of the number of shares outstanding
Outstanding at beginning of period (in shares)	2,314.9	2,402.4
Repurchased	(7.5)	(5.3)
Cancelled and forfeited		(83.2)
Acquired	(17.2)	(3.4)
Released (in shares)	49.0	4.4
Outstanding at end of period (in shares)	2,339.2	2,314.9